Northern Lights Fund Trust III

Centerstone Investors Fund

Centerstone International Fund

Incorporated herein by reference is the definitive version of the Prospectus for Centerstone Investors Fund and Centerstone International Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 6, 2021 (SEC Accession 0001580642-21-003623).